Right of use assets and lease liabilities	12 Months Ended
Dec. 31, 2025
Right of use assets and lease liabilities
Right of use assets and lease liabilities

9.Right of use assets and lease liabilities

The Company has lease contracts for buildings and vehicles used in its operations. Leases of building have lease terms between one and nine years, while motor vehicles generally have lease terms between three and five years. Future cash outflows (potentially exposed and not reflected in the measurement of lease liabilities) arising from leases not yet commenced to which the lessee is committed amount to €4.4 million. The Company’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Company is restricted from assigning and subleasing the leased assets and some contracts require the Company to maintain certain financial ratios. The Company also has certain leases of office equipment and bicycles with low value and machinery, equipment and buildings for a short term. The Company applies the “short-term lease” and “lease of low-value assets” recognition exemptions for these leases. We refer to note 33.2 for the impact on income statement for these “short-term leases” and “leases of low-value assets”.

The carrying amounts of right-of-use assets recognized and the movements during the period is as follows:

		Motor
(in EUR 000)	Building	vehicles	Total
Cost
Opening value at January 1, 2024	4,604	1,383	5,987
Additions	326	332	658
Disposal	—	(173)	(173)
Lease modification	(11)	(17)	(28)
Exchange difference	139	2	141
Cost at December 31, 2024	5,058	1,527	6,585
Additions	—	90	90
Disposal	(52)	(268)	(320)
Lease modification	(3,219)	9	(3,210)
Exchange difference	(87)	(5)	(92)
Cost at December 31, 2025	1,700	1,353	3,053
Depreciation
Opening value at January 1, 2024	(1,661)	(538)	(2,199)
Depreciation charge	(674)	(368)	(1,042)
Disposal	—	173	173
Lease modification	22	36	58
Exchange difference	(79)	—	(79)
Depreciation at December 31, 2024	(2,392)	(697)	(3,089)
Depreciation charge	(809)	(400)	(1,209)
Disposal	39	268	307
Lease modification	2,180	—	2,180
Exchange difference	50	1	51
Depreciation at December 31, 2025	(932)	(828)	(1,760)
Net book value at December 31, 2024	2,666	830	3,496
Net book value at December 31, 2025	768	525	1,293

In 2025, the Company did enter into new lease agreements for €90,000 compared to €0.7 million in 2024. The lease modification relates to (i) a decrease in the lease term of the clean room in Belgium and (ii) a decrease in the lease term of the building in Israel. The decrease in the lease term of the clean room resulted in a reduction of the right-of-use asset of €0.6 million and a corresponding reduction of the lease liability of €0.6 million. The decrease in the lease term of the building in Israel resulted in a reduction of the right-of-use asset of €0.6 million and a reduction of the lease liability of €0.7 million.

The repayments of lease liabilities amounted to €1.3 million (2024: €1.2 million) The depreciations on the right of use assets amounted to €1.2 million and €1.0 million for 2025 and 2024, respectively.

For the year ended December 31, 2025, the Company recognized a gain on disposal of €8,000 (2024: no gain or loss on disposal) and a gain on modification of €119,000.

The maturity analysis of lease liabilities is disclosed in note 4.3.

(in EUR 000)	2025	2024
Lease debt at January 1	3,680	3,967
New lease debts	90	658
Rent expense paid	(1,252)	(1,208)
Accretion of interest	119	157
Disposal	(21)	—
Lease modification	(1,149)	30
Exchange differences	(51)	76
Lease debt at December 31	1,416	3,680

	As at December 31
(in EUR 000)	2025	2024
Non-current lease liabilities	637	2,562
Current lease liabilities	779	1,118
Total	1,416	3,680